Accounts Receivable, Net (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Distributor One [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable percentage	38.70%	33.20%
Distributor Two [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable percentage	25.00%	26.50%
Distributor Three [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable percentage	15.80%	18.30%
Distributor Four [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable percentage		10.30%